STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities
Net loss	$ (18,978)	$ (27,450)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation	625	796
Share-based consulting and other services	307	94
Allowance for doubtful accounts	14	16
Bad debt write-off	257	0
Inventory reserve	200	0
Gain from non-monetary exchange	(65)	0
Depreciation and amortization	3,871	2,370
Impairment	0	933
Accretion of financing instruments	0	176
Inducement expense	0	391
Other expense	0	10,068
Other income	(440)	0
Non-cash interest expense	0	601
Reversal of accrued bonus expense	(25)	(2,335)
Inventory write-off	159	0
Changes in assets and liabilities
Accounts receivable	(185)	(804)
Inventory	(1,676)	(2,621)
Prepaid expenses and other current assets	(3)	293
Accounts payable	(973)	1,186
Accrued expenses	359	21
Accrued interest and fees	0	1,300
Deferred revenue - related party	0	480
Due to related parties	1,934	91
Net cash used in operating activities	(14,619)	(14,395)
Cash flows used in investing activities
Capital expenditures for property and equipment	(134)	(294)
Capitalization of intangible assets	(1,771)	(2,602)
Net cash used in investing activities	(1,905)	(2,896)
Cash flows provided by financing activities
Repayment of capital lease	(123)	(123)
Proceeds from convertible notes payable	0	450
Proceeds from convertible bridge loan payable ($2,727 to related party)	0	4,994
Repayment of convertible bridge loan payable	0	(125)
Proceeds from issuance of common stock	11,224	17,340
Proceeds from issuance of convertible preferred stock, net of issuance costs	664	0
Proceeds from issuance of warrants	0	1
Net cash provided by financing activities	11,765	22,537
Net (decrease) increase in cash	(4,759)	5,246
Cash, beginning of year	5,517	271
Cash, end of year	758	5,517
Supplemental cash flow disclosures of investing and financing activities
Stock issued as payment of fees under the $15M purchase agreement	294	0
Stock issued as payment of bonus	272	0
Derivative liability in connection with conversion option and warrants	270	0
Stock issued as payment for interest on convertible note	180	180
Reclassification of inventory to fixed asset	163	0
Reclassification of fixed asset to inventory	0	293
Stock issued as payment of fees on convertible preferred stock	17	0
Conversion of note payable	0	15,000
Conversion of convertible bridge loan payable including interest and fees	0	9,023
Interest and fees refinanced under the bridge loan	0	5,408
Due to related party refinanced under the bridge loan	0	1,393
Related party amount refinanced under the bridge loan	0	1,013
Capital lease obligation for property and equipment	$ 0	$ 370